Non-controlling Interest (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Balance at beginning of year	$ 700,310
Balance at end of year	581,517	$ 700,310
Buckreef [member]
Non-controlling interests	(118,793)	(202,547)
NWBM [member]
Non-controlling interests		2,532
Non-controlling interests [member]
Balance at beginning of year	700,310	900,325
Non-controlling interests	(118,793)	(200,015)
Balance at end of year	$ 581,517	$ 700,310